S-K 1602(b)(6) Prospectus Summary, Sponsor Compensation	Oct. 10, 2025 USD ($) $ / shares shares
Utilities and secretarial and administrative support [Member] | Volta Tread LLC [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 40,000
Class B Ordinary Shares [Member] | DynamixCore Holdings III, LLC [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 25,000
Securities Issued or to be Issued, Shares (in Shares) | shares	5,833,333
Private Placement Warrants [Member] | DynamixCore Holdings III, LLC [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 4,000,000
Price Paid or to be Paid for Securities, Per Share (in Dollars per share) | $ / shares	$ 4,000,000
Repayment of loans [Member] | DynamixCore Holdings III, LLC [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 300,000
Working capital loans [Member] | DynamixCore Holdings III, LLC or an affiliate, officers and directors [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 1,500,000
Price Paid or to be Paid for Securities, Per Share (in Dollars per share) | $ / shares	$ 1